ORGANIZATION (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Oct. 31, 2021	Jul. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues	$ 1,500	$ 1,500